Cover Page	Apr. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 13, 2026
Entity Registrant Name	Credo Technology Group Holding Ltd
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41249
Entity Address, Address Line One	Maples Corporate Services, Limited
Entity Address, Address Line Two	PO Box 309, Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1104
Entity Address, Country	KY
City Area Code	408
Local Phone Number	664-9329
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value $0.00005 per share
Trading Symbol	CRDO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001807794
Amendment Flag	false